Pensions and other post-retirement benefits - Asset allocations (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
UK | Pensions
Disclosure of fair value of plan assets [line items]
Equities	£ 1,932	£ 1,356	£ 1,464
Property	1,124	669	688
Diversified alternatives	1,766	712	893
Liability-matching assets	8,113	5,864	4,982
Longevity swap	(80)	(64)	(51)
Cash and cash equivalents	477	284	251
Other (including net current assets and liabilities)	6	256	249
Fair value of plan assets	16,865	14,680	14,364
Repurchase agreements	6,600	2,500	2,800
UK | Pensions | NGUKPS Section A | Western Power Distribution
Disclosure of fair value of plan assets [line items]
Debt instruments	32	0	0
UK | Pensions | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	2,741	3,767	3,837
UK | Pensions | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	786	1,836	2,051
UK | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	1,458	555	732
Property	122	104	103
Diversified alternatives	1,334	0	0
Liability-matching assets	2,023	1,731	1,704
Longevity swap	0	0	0
Cash and cash equivalents	477	34	29
Other (including net current assets and liabilities)	16	0	0
Fair value of plan assets	8,957	7,990	8,456
UK | Pensions | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	2,741	3,730	3,837
UK | Pensions | Quoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	786	1,836	2,051
UK | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	474	801	732
Property	1,002	565	585
Diversified alternatives	432	712	893
Liability-matching assets	6,090	4,133	3,278
Longevity swap	(80)	(64)	(51)
Cash and cash equivalents	0	250	222
Other (including net current assets and liabilities)	(10)	256	249
Fair value of plan assets	7,908	6,690	5,908
UK | Pensions | Unquoted | NGUKPS
Disclosure of fair value of plan assets [line items]
Buy-in policies	2,700	4,100	3,300
UK | Pensions | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	0	37	0
UK | Pensions | Unquoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Pensions
Disclosure of fair value of plan assets [line items]
Equities	2,176	2,919	2,510
Property	295	264	307
Diversified alternatives	506	625	626
Infrastructure	182	130	121
Cash and cash equivalents	31	24	24
Other (including net current assets and liabilities)	15	12	(41)
Fair value of plan assets	7,263	6,909	6,972
US | Pensions | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	3,008	2,054	2,158
US | Pensions | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	1,050	881	1,267
US | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	272	560	467
Property	0	0	0
Diversified alternatives	142	167	162
Infrastructure	0	0	0
Cash and cash equivalents	31	24	24
Other (including net current assets and liabilities)	12	12	(44)
Fair value of plan assets	3,103	2,664	2,784
US | Pensions | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	2,311	1,547	1,640
US | Pensions | Quoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	335	354	535
US | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,904	2,359	2,043
Property	295	264	307
Diversified alternatives	364	458	464
Infrastructure	182	130	121
Cash and cash equivalents	0	0	0
Other (including net current assets and liabilities)	3	0	3
Fair value of plan assets	4,160	4,245	4,188
US | Pensions | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	697	507	518
US | Pensions | Unquoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	715	527	732
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Equities	1,198	1,722	1,390
Diversified alternatives	264	357	323
Other (including net current assets and liabilities)	185	171	132
Fair value of plan assets	2,885	2,799	2,412
US | Other post-retirement benefits | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	725	13	15
US | Other post-retirement benefits | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	513	536	552
US | Other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Equities	185	419	353
Diversified alternatives	144	185	162
Other (including net current assets and liabilities)	0	0	0
Fair value of plan assets	1,563	1,150	1,081
US | Other post-retirement benefits | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	723	13	15
US | Other post-retirement benefits | Quoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	511	533	551
US | Other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,013	1,303	1,037
Diversified alternatives	120	172	161
Other (including net current assets and liabilities)	185	171	132
Fair value of plan assets	1,322	1,649	1,331
US | Other post-retirement benefits | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	2	0	0
US | Other post-retirement benefits | Unquoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 2	£ 3	£ 1